EQUITY INCENTIVE PLANS AND STOCK BASED COMPENSATION EXPENSE (Details Narrative)	1 Months Ended			3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2014 shares	Apr. 30, 2011 shares	Feb. 28, 2000 ₪ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Oct. 16, 2023 ₪ / shares	Dec. 31, 2022 ₪ / shares shares	Dec. 31, 2019 shares	Dec. 31, 2017 shares	Aug. 31, 2015 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary shares, par value | (per share)							$ 0.001	$ 0.001	₪ 0.35	₪ 0.35
Intrinsic value of stock options exercised | $							$ 0	$ 74,000
Restricted stock activity, outstanding				641,235	641,235
Options grant date fair value per share | $ / shares				$ 1.19	$ 1.20		$ 0	$ 1.03
Stock-based compensation expense related to stock awards not yet recognized | $				$ 1,300,000	$ 1,300,000		$ 400,000
Weighted-average remaining period					2 years 9 months 18 days		6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period					0	5,000	48,571
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross					865,299
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeited in Period					15,000
Restricted Stock Awards R S A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense related to stock awards not yet recognized | $				$ 0.0	$ 0.0
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeited in Period					15,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period					15,000
Restricted Stock Awards R S A [Member] | Two Equal Annual Installments [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period					226,235
Stock Issued During Period, Shares, Restricted Stock Award, Gross					400,000
2014 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved	26,514
Share-based compensation arrangement by share-based payment award, description	Any option which was granted under the 2014 Plan and was not exercised within twenty years from the date when it becomes exercisable, will expire.
Share based compensation, shares unallocated pool reserved	800
2015 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved				66,975	66,975		66,975	31,450		31,450	141,094	160,253	37,199
Share-based compensation arrangement by share-based payment award, description					Options under the 2015 Plan may be granted for periods of up to 10 years and at prices no less than 100% of the estimated fair value of the underlying shares of common stock on the date of grant as determined by the Board provided that the exercise price of an ISO granted to a 10% stockholder shall not be less than 110% of the estimated fair value of the shares on the date of grant. The 2015 Plan requires that options be exercised no later than 10 years after the grant. Options granted to employees generally vest ratably on a monthly basis over four years, subject to cliff vesting restrictions and continuing service.		Options under the 2015 Plan may be granted for periods of up to 10 years and at prices no less than 100% of the estimated fair value of the underlying shares of common stock on the date of grant as determined by the Board provided that the exercise price of an ISO granted to a 10% stockholder shall not be less than 110% of the estimated fair value of the shares on the date of grant. The 2015 Plan requires that options be exercised no later than 10 years after the grant. Options granted to employees generally vest ratably on a monthly basis over four years, subject to cliff vesting restrictions and continuing service.
Two Thousand Twenty Four Employee Share Ownership And Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved				4,000,000	4,000,000
Share-based compensation arrangement by share-based payment award, description					Options under the 2024 Plan may be granted for periods of up to 10 years and at prices no less than 100% of the estimated fair value of the underlying shares of common stock on the date of grant as determined by the Board provided that the exercise price of an ISO granted to a 10% stockholder shall not be less than 110% of the estimated fair value of the shares on the date of grant. The 2024 Plan requires that options be exercised no later than 10 years after the grant. Options granted to employees generally vest ratably on a monthly basis over four years, subject to cliff vesting restrictions and continuing service.
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOrdinarySharesDescription]					(i) on an annual basis on January 1 of each year (unless resolved otherwise by the Board of Directors), such that the number of shares issuable under the Plan shall equal 35% of the Company’s issued and outstanding share capital on a fully diluted basis; and (ii) in the event that any Ordinary Shares would have otherwise returned to the Company’s 2014 Plan, such Ordinary Shares shall be added to the 2024 Plan.
Maximum [Member] | 2014 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved	26,514
Board of Directors [Member] | 2020 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary shares, par value | ₪ / shares			₪ 0.01
Share-based compensation arrangement by share-based payment award, description			Each option provides the holder the right to exercise such option and acquire one Ordinary Share per option. Any option granted under the Plan that is not exercised within ten years from the date upon which it becomes exercisable, will expire.
Board of Directors [Member] | 2011 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, description		Any option which was granted under the 2011 Plan and was not exercised within twenty years from the date when it becomes exercisable, will expire.
Share based compensation, shares unallocated pool reserved		4,556
Board of Directors [Member] | Maximum [Member] | 2020 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved			40,674
Board of Directors [Member] | Maximum [Member] | 2011 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved		21,913
Six Board Members [Member] | 2014 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross				810,000	865,299
Board Members And One Consultant [Member] | Restricted Stock Awards R S A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues					656,235
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value | $					$ 780,920
Consultant [Member] | Restricted Stock Awards R S A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues					30,000